Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Current Assets
Cash and cash equivalents		$ 268		$ 120
Customer receivables (less allowance for doubtful accounts)		1,749		1,660
Other receivables (less allowance for doubtful accounts)	[1]	331		126
Inventories
Materials and supplies		1,039		1,049
Fossil fuel		287		328
Gas stored		92		100
Prepayments		265		260
Regulatory assets		496		294
Other		634		397
Total current assets		5,161		4,334
Investments
Nuclear decommissioning trust funds		4,938		5,093
Investment in equity method affiliates		1,278		1,544
Other		344		327
Total investments		6,560		6,964
Property, Plant and Equipment
Property, plant and equipment		76,578		74,823
Accumulated depreciation, depletion and amortization		(22,018)		(21,065)
Total property, plant and equipment, net		54,560		53,758
Deferred Charges and Other Assets
Goodwill	[2]	6,410		6,405
Pension and other postretirement benefit assets		1,279		1,378
Intangible assets, net		670		685
Regulatory assets		2,676		2,480
Other		598		581
Total deferred charges and other assets		11,633		11,529
Total assets		77,914		76,585
Current Liabilities
Securities due within one year		3,624		3,078
Credit facility borrowings	[3]	73
Short-term debt		334		3,298
Accounts payable		914		875
Accrued interest, payroll and taxes		836		848
Regulatory liabilities	[4]	356		193
Other		1,866		1,537
Total current liabilities		7,647		9,636
Long-Term Debt
Long-term debt		26,328		25,588
Junior subordinated notes		3,430		3,981
Remarketable subordinated notes		1,386		1,379
Total long-term debt		31,144		30,948
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		5,116		4,523
Regulatory liabilities		6,840		6,916
Asset retirement obligations		2,250		2,169
Pension and other postretirement benefit liability		2,328		2,160
Other	[1]	541		863
Total deferred credits and other liabilities		17,075		16,631
Total liabilities		55,866		57,215
Commitments and Contingencies (see Note 22)
Equity
Common stock - no par	[5]	12,588		9,865
Retained earnings		9,219		7,936
Accumulated other comprehensive income (loss)		(1,700)		(659)
Total common shareholder's equity		20,107		17,142
Noncontrolling interests		1,941		2,228
Total equity		22,048		19,370
Total liabilities and equity		77,914		76,585
Virginia Electric and Power Company
Current Assets
Cash and cash equivalents		29		14
Customer receivables (less allowance for doubtful accounts)		999		951
Other receivables (less allowance for doubtful accounts)		76		64
Affiliated receivables		101		3
Inventories
Materials and supplies		550		531
Fossil fuel		287		319
Prepayments		28		27
Regulatory assets		424		205
Other	[6]	77		110
Total current assets		2,571		2,224
Investments
Nuclear decommissioning trust funds		2,369		2,399
Other		3		3
Total investments		2,372		2,402
Property, Plant and Equipment
Property, plant and equipment		44,524		42,329
Accumulated depreciation, depletion and amortization		(14,003)		(13,277)
Total property, plant and equipment, net		30,521		29,052
Deferred Charges and Other Assets
Pension and other postretirement benefit assets		254		199
Intangible assets, net		250		233
Regulatory assets		737		810
Other	[6]	175		219
Total deferred charges and other assets		1,416		1,461
Total assets		36,880		35,139
Current Liabilities
Securities due within one year		350		850
Short-term debt		314		542
Accounts payable		339		361
Payables to affiliates		209		125
Affiliated current borrowings		224		33
Accrued interest, payroll and taxes		248		256
Asset retirement obligations		245		216
Regulatory liabilities		299		127
Other	[6]	587		410
Total current liabilities		2,815		2,920
Long-Term Debt
Long-Term Debt		11,321		10,496
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		3,017		2,728
Regulatory liabilities		4,647		4,760
Asset retirement obligations		1,200		1,149
Pension and other postretirement benefit liability	[6]	632		505
Other		201		357
Total deferred credits and other liabilities		9,697		9,499
Total liabilities		23,833		22,915
Commitments and Contingencies (see Note 22)
Equity
Common stock - no par	[7]	5,738		5,738
Other paid-in capital		1,113		1,113
Retained earnings		6,208		5,311
Accumulated other comprehensive income (loss)		(12)		62
Total common shareholder's equity		13,047		12,224
Total liabilities and equity		36,880		35,139
Dominion Energy Gas Holdings, LLC
Current Assets
Cash and cash equivalents		99		15
Customer receivables (less allowance for doubtful accounts)		187		96
Other receivables (less allowance for doubtful accounts)		18		15
Affiliated receivables		319		65
Affiliated notes receivable		819		519
Inventories
Materials and supplies		95		71
Gas stored		2		1
Prepayments		77		59
Gas imbalances	[8]	187		64
Regulatory assets	[9]	8		17
Current assets of discontinued operations		444		358
Other		101		59
Total current assets		2,348		1,322
Investments
Affiliated notes receivables		4,317		1,450
Investment in equity method affiliates		339		349
Total investments		4,656		1,799
Property, Plant and Equipment
Property, plant and equipment		14,700		14,252
Accumulated depreciation, depletion and amortization		(3,219)		(2,930)
Total property, plant and equipment, net		11,481		11,322
Deferred Charges and Other Assets
Goodwill		1,471	[2]	1,466
Pension and other postretirement benefit assets	[8]	705		716
Intangible assets, net		115		91
Regulatory assets		52		41
Other	[8]	74		81
Total deferred charges and other assets		2,417		2,395
Noncurrent assets of discontinued operations		5,849		5,653
Total assets		26,751		22,491
Current Liabilities
Securities due within one year		748		5
Credit facility borrowings		73
Short-term debt		10		629
Accounts payable		76		87
Payables to affiliates		124		138
Affiliated current borrowings		3,097		2,806
Accrued interest, payroll and taxes		116		107
Regulatory liabilities	[4]	24		21
Other	[8]	238		142
Current liabilities of discontinued operations		1,273		969
Total current liabilities		5,755		4,883
Long-Term Debt
Long-Term Debt		7,022		4,295
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		1,330		1,006
Regulatory liabilities		765		769
Other	[8]	118		126
Total deferred credits and other liabilities		2,213		1,901
Noncurrent liabilities of discontinued operations		2,896		2,917
Total liabilities		17,886		13,996
Commitments and Contingencies (see Note 22)
Equity
Predecessor Equity		1,804		1,361
Membership interests		4,566		4,261
Accumulated other comprehensive income (loss)		(169)		(98)
Total members' equity		6,201		5,524
Noncontrolling interests		2,664		2,971
Total equity		8,865		8,495
Total liabilities and equity		$ 26,751		$ 22,491

[1]	See Note 9 for amounts attributable to related parties.
[2]	Goodwill amounts do not contain any accumulated impairment losses.
[3]	In February 2019, Dominion Energy Midstream repaid its $300 million variable rate term loan due in December 2019 and terminated the credit facility due in March 2021 subsequent to repaying the $73 million outstanding balance. As such, credit facility borrowings are presented within current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets at December 31, 2018.
[4]	Current regulatory liabilities are presented in other current liabilities in Dominion Energy and Dominion Energy Gas’ Consolidated Balance Sheets.
[5]	1 billion shares authorized; 681 million shares and 645 million shares outstanding at December 31, 2018 and 2017, respectively.
[6]	See Note 24 for amounts attributable to affiliates.
[7]	500,000 shares authorized; 274,723 shares outstanding at December 31, 2018 and 2017.
[8]	See Note 24 for amounts attributable to related parties.
[9]	Current regulatory assets are presented in other current assets in Dominion Energy Gas’ Consolidated Balance Sheets.